 March 6, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re:        Transamerica Occidental Life Insurance Company and
                    Transamerica Occidental Life Separate Account C (File No. 2-36250)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account C (“separate account”), incorporated by reference is the annual report for the underlying fund, Transamerica Variable Insurance Fund, Inc., for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (“Act”).

         Filer/Entity:              Transamerica Variable Insurance Fund, Inc.
         File #:                    811-9010
         CIK #:                     1002786
         Accession #:               0001002786-01-000002
         Date of Filing:            March 6, 2001

This annual report is for the period ending December 31, 2000, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,

Susan Vivino
Second Vice President
and Assistant Secretary

cc: F. Bellamy, Esq.
R. Fink, Esq.